Construction Services Redeemable Noncontrolling Interest - Summary of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	$ 22,590
Ending Balance		$ 22,590
Redeemable Noncontrolling Interest (Temporary Equity) [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance	22,590	16,108
Net Income (loss) attributable to redeemable noncontrolling interest	248	1,148	$ 939
Foreign currency exchange translation adjustment	11	5	(66)
Centuri distribution to redeemable noncontrolling interest	(204)	(439)	(99)
Adjustment to redemption value	355
Redemption of Centuri shares from noncontrolling parties	$ (23,000)
Ending Balance		$ 22,590	$ 16,108